Consolidated Statements of Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2014	$ 204,000	$ 110,391,000	$ (67,817,000)	$ 1,461,441
Balance, shares at Dec. 31, 2014	23,569,399
Net loss			(34,554,000)	(1,387,571)
Issuance of common stock	$ 3,333	996,667		1,000,000
Issuance of common stock, shares	3,333,334
Share based compensation		6,309,000		590,260
Exercise of warrants	$ 425	112,075		112,500
Exercise of warrants, shares	425,000
Exercise of options	$ 699	90,941		91,640
Exercise of options, shares	699,279
Balance at Dec. 31, 2015	$ 221,000	116,616,000	(102,371,000)	1,868,270
Balance, shares at Dec. 31, 2015	28,027,012
Net loss			(13,264,000)	(996,344)
Share based compensation		1,969,000		416,532
Cashless exercise of options	$ 316	(316)
Cashless exercise of options, shares	315,995
Balance at Dec. 31, 2016	$ 221,000	$ 118,585,000	$ (115,635,000)	$ 1,288,458
Balance, shares at Dec. 31, 2016	28,343,007